UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
                                                 ------
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

               /s/ John Grizzetti                     New York, New York            February 14, 2006
     ---------------------------------------    -------------------------------    -------------------
/s/ by John Grizzetti     with Express                  [City, State]                    [Date]
       ------------------
     Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              52
                                            --------------------

Form 13F Information Table Value Total:           $729,827
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

Column 1                    Column 2         Column 3     Column 4              Column 5             Column 6         Column 7
------------------------    ---------------- ------------ ----------- ------------------------------ ---------------- --------------
                                                              VALUE       SHR OR              PUT/     INVESTMENT         OTHER

      NAME OF ISSUER        TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    SH/PRN    CALL     DISCRETION       MANAGERS
AGILENT
TECHNOLOGIES INC. CMN       COMMON STOCK     00846U101     17,100       513,679       SH                  SOLE

ALTRIA GROUP INC            COMMON STOCK     02209S103    120,673     1,615,000       SH                  SOLE

ALTRIA GROUP INC            OPTION - CALLS   0220939AR      8,526        55,005       SH      CALL        SOLE

ASM INTERNATIONAL N.V.      COMMON STOCK     N07045102      1,589        94,500       SH                  SOLE

BURLINGTON
NORTHERN SANTA FE
CORP                        COMMON STOCK     12189T104        397         5,600       SH                  SOLE

BURLINGTON
NORTHERN SANTA FE
CORP                        OPTION - CALLS   12189T9DL      5,712         4,800       SH      CALL        SOLE

CF INDUSTRIES
HOLDINGS, INC.              COMMON STOCK     125269100     15,250     1,000,000       SH                  SOLE

CHEVRON
CORPORATION                 OPTION - CALLS   1667659CM         12           460       SH      CALL        SOLE

CHEVRON
CORPORATION                 COMMON STOCK     166764100      1,079        19,000       SH                  SOLE

CISCO SYSTEMS, INC.         OPTION - CALLS   17275F9AD      5,550        55,500       SH      CALL        SOLE

CISCO SYSTEMS, INC.         COMMON STOCK     17275R102     24,824     1,450,000       SH                  SOLE

CONTINENTAL
AIRLINES INC CLASS B        COMMON STOCK     210795308        132         6,200       SH                  SOLE

CUMBERLAND
RESOURCES LTD               COMMON STOCK     23077R100        197        89,100       SH                  SOLE

DCP MIDSTREAM
PARTNERS LP                 COMMON STOCK     23311P100        417        17,000       SH                  SOLE


Column 1                               Column 8
------------------------     -----------------------------
                                   VOTING AUTHORITY

      NAME OF ISSUER          SOLE     SHARED      NONE
AGILENT
TECHNOLOGIES INC. CMN           X

ALTRIA GROUP INC                X

ALTRIA GROUP INC

ASM INTERNATIONAL N.V.          X

BURLINGTON
NORTHERN SANTA FE
CORP                            X

BURLINGTON
NORTHERN SANTA FE
CORP

CF INDUSTRIES
HOLDINGS, INC.                  X

CHEVRON
CORPORATION

CHEVRON
CORPORATION                     X

CISCO SYSTEMS, INC.

CISCO SYSTEMS, INC.             X

CONTINENTAL
AIRLINES INC CLASS B            X

CUMBERLAND
RESOURCES LTD                   X

DCP MIDSTREAM
PARTNERS LP                     X

Column 1                    Column 2         Column 3     Column 4              Column 5             Column 6         Column 7
------------------------    ---------------- ------------ ----------- ------------------------------ ---------------- --------------
                                                              VALUE       SHR OR              PUT/     INVESTMENT         OTHER

      NAME OF ISSUER        TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    SH/PRN    CALL     DISCRETION       MANAGERS
DELPHI CORP                 COMMON STOCK     247126105        146       500,000       SH                  SOLE

DIAMOND FOODS, INC.         COMMON STOCK     252603105        138         7,000       SH                  SOLE

DOBSON
COMMUNICATIONS
CORP CLASS A                COMMON STOCK     256069105        113        15,000       SH                  SOLE

DORAL FINANCIAL
CORP                        OPTION - PUT     2581199MU          3           175       SH      PUT         SOLE

DOW-JONES & CO INC          COMMON STOCK     260561105     18,025       507,896       SH                  SOLE

FAIRMONT HOTELS &
RESORTS INC.                COMMON STOCK     305204109        670        15,800       SH                  SOLE

FIRST DATA
CORPORATION                 COMMON STOCK     319963104        215         5,000       SH                  SOLE

FIRST MARBLEHEAD
CORPORATION                 COMMON STOCK     320771108      4,929       150,000       SH                  SOLE

FREESCALE
SEMICONDUCTOR,
INC. CLASS A                COMMON STOCK     35687M107     23,066       915,700       SH                  SOLE

FREESCALE
SEMICONDUCTOR,
INC. CLASS B                COMMON STOCK     35687M206      4,489       178,345       SH                  SOLE

GENERAL MOTORS
CORPORATION                 COMMON STOCK     370442105     16,604       855,000       SH                  SOLE

GOLDEN ENTERPRISES          COMMON STOCK     381010107      1,617       557,582       SH                  SOLE

H & R BLOCK INC.            COMMON STOCK     093671105          2            77       SH                  SOLE

HARRAHS ENTMT INC           COMMON STOCK     413619107     64,381       903,087       SH                  SOLE

ICICI BANK LIMITED
SPONS ADR                   COMMON STOCK     45104G104        720        25,000       SH                  SOLE

INFOSYS
TECHNOLOGIES SPON
ADR                         COMMON STOCK     456788108        271         3,355       SH                  SOLE


Column 1                               Column 8
------------------------     -----------------------------
                                   VOTING AUTHORITY

      NAME OF ISSUER          SOLE     SHARED      NONE
DELPHI CORP                     X

DIAMOND FOODS, INC.             X

DOBSON
COMMUNICATIONS
CORP CLASS A                    X

DORAL FINANCIAL
CORP

DOW-JONES & CO INC              X

FAIRMONT HOTELS &
RESORTS INC.                    X

FIRST DATA
CORPORATION                     X

FIRST MARBLEHEAD
CORPORATION                     X

FREESCALE
SEMICONDUCTOR,
INC. CLASS A                    X

FREESCALE
SEMICONDUCTOR,
INC. CLASS B                    X

GENERAL MOTORS
CORPORATION                     X

GOLDEN ENTERPRISES              X

H & R BLOCK INC.                X

HARRAHS ENTMT INC               X

ICICI BANK LIMITED
SPONS ADR                       X

INFOSYS
TECHNOLOGIES SPON
ADR                             X

Column 1                 Column 2            Column 3     Column 4              Column 5             Column 6         Column 7
-----------------------  -----------------   ------------ ----------- ------------------------------ ---------------- --------------
                                                              VALUE       SHR OR              PUT/     INVESTMENT         OTHER

      NAME OF ISSUER     TITLE OF CLASS         CUSIP      (X$1000)      PRN AMT    SH/PRN    CALL     DISCRETION       MANAGERS
IONATRON INC                COMMON STOCK     462070103      3,033       300,000       SH                  SOLE

ISHARES MSCI JAPAN
INDEX FD                    COMMON STOCK     464286848     25,012     1,850,000       SH                  SOLE

ITC HOLDINGS CORP.          COMMON STOCK     465685105        281        10,000       SH                  SOLE

IVAX CORP (FLORIDA)         COMMON STOCK     465823102     35,308     1,126,974       SH                  SOLE

KANSAS CITY
SOUTHERN                    COMMON STOCK     485170302     31,026     1,270,000       SH                  SOLE

MARSH & MCLENNAN CO INC     COMMON STOCK     571748102        111         3,500       SH                  SOLE


MATRIX BANCORP INC          COMMON STOCK     576819106        169         9,000       SH                  SOLE

MCDATA CORP
CLASS A                     COMMON STOCK     580031201        133        35,000       SH                  SOLE

MCDATA                   2.25% CONVERTIBLE
CORPORATION              SUBORDINATED NOTES  580031AD4     17,942    22,428,000      PRN                  SOLE

MCDERMOTT INTL              COMMON STOCK     580037109     34,065       763,620       SH                  SOLE

MDS INC                     COMMON STOCK     55269P302     34,619     1,995,345       SH                  SOLE

MEDTRONIC INC.            1.25% CONTINGENT
                            CONVERTIBLE
                             DEBENTURES      585055AD8     57,029    56,325,000      PRN                  SOLE

PHOENIX COS INC             COMMON STOCK     71902E109      9,309       682,479       SH                  SOLE

PLACER DOME INC ORD         COMMON STOCK     725906101     12,841       560,000       SH                  SOLE

PNC FINANCIAL
SERVICES GROUP              COMMON STOCK     693475105     30,010       485,365       SH                  SOLE

REDDY ICE HOLDINGS
INC                         COMMON STOCK     75734R105        502        23,000       SH                  SOLE


Column 1                             Column 8
------------------------   -----------------------------
                                 VOTING AUTHORITY

      NAME OF ISSUER        SOLE     SHARED      NONE
IONATRON INC                  X

ISHARES MSCI JAPAN
INDEX FD                      X

ITC HOLDINGS CORP.            X

IVAX CORP (FLORIDA)           X

KANSAS CITY
SOUTHERN                      X

MARSH & MCLENNAN CO INC       X


MATRIX BANCORP INC            X

MCDATA CORP
CLASS A                       X

MCDATA
CORPORATION                   X

MCDERMOTT INTL                X

MDS INC                       X


MEDTRONIC INC.                X

PHOENIX COS INC               X

PLACER DOME INC ORD           X

PNC FINANCIAL
SERVICES GROUP                X

REDDY ICE HOLDINGS
INC                           X

Column 1                    Column 2         Column 3     Column 4              Column 5             Column 6         Column 7
------------------------    ---------------- ------------ ----------- ------------------------------ ---------------- --------------
                                                              VALUE       SHR OR              PUT/     INVESTMENT         OTHER

      NAME OF ISSUER        TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    SH/PRN    CALL     DISCRETION       MANAGERS
SATYAM COMPUTER
SERVICES ADR                COMMON STOCK     804098101        263         7,200       SH                  SOLE

SCIENTIFIC-ATLANTA
INC.                        COMMON STOCK     808655104     36,610       850,000       SH                  SOLE

SPRINT NEXTEL
CORPORATION                 COMMON STOCK     852061100        103         4,400       SH                  SOLE

TELEWEST GLOBAL, INC.       COMMON STOCK     87956T107     39,003     1,637,423       SH                  SOLE

TRUMP ENTMT
RESORTS INC                 COMMON STOCK     89816T103     25,364     1,260,000       SH                  SOLE

WESTFIELD
FINANCIAL, INC.             COMMON STOCK     96008D101        247        10,300       SH                  SOLE


Column 1                            Column 8
------------------------  -----------------------------
                                VOTING AUTHORITY

      NAME OF ISSUER       SOLE     SHARED      NONE
SATYAM COMPUTER
SERVICES ADR                 X

SCIENTIFIC-ATLANTA
INC.                         X

SPRINT NEXTEL
CORPORATION                  X

TELEWEST GLOBAL, INC.        X

TRUMP ENTMT
RESORTS INC                  X

WESTFIELD
FINANCIAL, INC.              X